Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
AntriaBio has computed the fair value of all options granted during the year ended June 30, 2014 using the following assumptions:

Expected volatility	94%
Risk free interest rate	2.16% - 2.26%
Expected term (years)	7
Dividend yield	0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option activity is as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Options	Exercise Price	Contractual Life
Outstanding, June 30, 2013	1,508,334	$4.50	4.6
Granted	2,835,000	$3.14
Outstanding, June 30, 2014	4,343,334	$3.61	5.6
Granted	4,532,000	$2.03
Forfeited	(212,916)	$3.57
Outstanding, March 31, 2015	8,662,418	$2.78	7.4

Exercisable at March 31, 2015	2,065,147	$3.95	4.1

Stock option activity is as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Options	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Granted	1,508,334	$4.50
Outstanding, June 30, 2013	1,508,334	$4.50	4.6
Granted	2,835,000	$3.14
Outstanding, June 30, 2014	4,343,334	$3.61	5.6

Exercisable at June 30, 2014	1,387,871	$4.33	4.0

Schedule Of Warrants Issued To Agents Activity [Table Text Block]
AntriaBio issued warrants to agents and note holders in conjunction with the closing of its convertible notes payable and equity financings as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Warrants	Exercise Price	Contractual Life
Outstanding, June 30, 2013	293,092	$2.21	4.1
Warrants issued to note holders	225,259	$1.89
Warrants issued to note holders	4,039,184	$1.98
Warrants issued to related party	39,117	$7.50
Warrants issued in private placement	6,287,679	$2.34
Warrants issued to placement agent	290,861	$1.56
Warrants issued for investor relations	66,667	$3.34
Warrants exercised	(100,550)	$1.17
Warrants forfeited	(41,570)	$1.17
Outstanding, June 30, 2014	11,099,739	$2.21	3.6
Warrants issued in private placements	5,276,280	$2.50
Warrants issued to placement agent	1,576,937	$2.50
Warrants issued for investor relations	105,000	$1.65
Warrants cancelled	(59,758)	$2.92
Outstanding, March 31, 2015	17,998,198	$2.31	3.0

Warrants- AntriaBio issued warrants to agents in conjunction with the closing of various financings and issued warrants in note conversions and private placements as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Warrants	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Warrants issued to placement agents	41,424	$2.03
Warrants issued to placement agent	233,334	$2.03
Warrants issued to placement agent	18,334	$4.95
Outstanding, June 30, 2013	293,092	$2.21	4.1
Warrants issued to note holders	225,259	$1.89
Warrants issued to note holders	4,039,184	$1.98
Warrants issued to related party	39,117	$7.50
Warrants issued in private placement	6,287,679	$2.34
Warrants issued to placement agent	290,861	$1.56
Warrants issued for invest or relations	66,667	$3.34
Warrants exercised	(100,550)	$1.17
Warrants forfeited	(41,570)	$1.17
Outstanding, June 30, 2014	11,099,739	$2.21	3.6

Black Scholes Pricing Model
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
AntriaBio has computed the fair value of all options granted during the nine months ended March 31, 2015 using the following assumptions:

Expected volatility	90 - 92%
Risk free interest rate	1.31% - 1.88%
Expected term (years)	5 - 7
Dividend yield	0%

Schedule Of Share Based Payment Award Stock Warrants Valuation Assumptions [Table Text Block]	The estimated fair value was derived using the lattice model with the following assumptions:
Expected volatility	93%
Risk free interest rate	2.21%
Warrant term (years)	7
Dividend yield	0%

Significant assumptions were as follows:
Expected volatility	92% - 97%
Risk free interest rate	0.78% - 2.21%
Contractual term (years)	3 - 7
Dividend yield	0%

Lattice Model
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Share Based Payment Award Stock Warrants Valuation Assumptions [Table Text Block]	The estimated fair value was derived using the lattice model with the following assumptions:
Expected volatility	93%
Risk free interest rate	2.21%
Contractual term (years)	7
Dividend yield	0%

Lattice Model One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Share Based Payment Award Stock Warrants Valuation Assumptions [Table Text Block]
The estimated fair value was derived using the lattice model with the following assumptions:

Expected volatility	90% - 91%
Risk free interest rate	1.89% - 1.98%
Warrant term (years)	7
Dividend yield	0%

Lattice Model Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Share Based Payment Award Stock Warrants Valuation Assumptions [Table Text Block]	The estimated fair value was derived using the lattice model with the following assumptions:
Expected volatility	90%
Risk free interest rate	1.71%
Warrant term (years)	7
Dividend yield	0%

Black Scholes Valuation Model
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Black-Scholes valuation methodology was used because that model embodies all of the relevant assumptions that address the features underlying these instruments. Significant assumptions were as follows:

Expected volatility	89% - 97%
Risk free interest rate	0.56% - 2.21%
Warrant term (years)	2 - 7
Dividend yield	0%